Concentration of Revenues and Cost of Revenue - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 3,344,960	$ 12,873,417
Concentration risk percentage	12.61%	55.52%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	13.71%		34.56%
Accounts receivable	$ 1,242,762		$ 3,571,102
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 8,224,869
Concentration risk percentage	31.00%	0.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	26.56%		26.50%
Accounts receivable	$ 2,408,822		$ 2,737,837
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 3,360,236
Concentration risk percentage	12.66%	0.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	15.23%		0.00%
Accounts receivable	$ 1,381,078
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 14,930,065	$ 12,873,417
Concentration risk percentage	56.27%	55.52%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	55.50%		61.06%
Accounts receivable	$ 5,032,662		$ 6,308,939
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	4.95%	12.76%
Cost of revenue	$ 1,305,725	$ 2,931,950
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	5.93%		10.52%
Accounts payable	$ 401,654		$ 1,085,894
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	19.18%	19.23%
Cost of revenue	$ 5,064,054	$ 4,418,879
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	13.81%		7.99%
Accounts payable	$ 934,738		$ 824,737
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	3.21%		3.02%
Accounts payable	$ 217,031		$ 311,301
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	3.27%		5.24%
Accounts payable	$ 221,268		$ 541,009
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	24.13%	31.99%
Cost of revenue	$ 6,369,779	$ 7,350,829
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	26.22%		26.77%
Accounts payable	$ 1,774,691		$ 2,762,941